CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income for the period	$ 151,815	$ 130,904	$ 292,236	$ 246,051
Other comprehensive income:
Prior service cost of defined benefit plan	547	291	1,094	581
Amortization of deferred realized losses on cash flow hedges	903	903	1,796	1,796
Total Other Comprehensive Income	1,450	1,194	2,890	2,377
Comprehensive Income	$ 153,265	$ 132,098	$ 295,126	$ 248,428